PENSION PLANS (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligation	$ 2,685.9	$ 2,182.8
Accumulated benefit obligation	2,655.0	2,170.8
Fair value of plan assets	$ 2,036.5	$ 1,978.7